Condensed Consolidated Interim Statements of Changes in Equity (Unaudited) - CAD ($)	Issued capital [member]	Reserve of share-based payments [member]	Amount recognised in other comprehensive income and accumulated in equity relating to non-current assets or disposal groups held for sale [member]	Retained earnings [member]	Total
Balance (in shares) at Dec. 31, 2017	35,529,192
Balance at Dec. 31, 2017	$ 21,914,722	$ 3,792,678	$ (303,447)	$ (24,850,199)	$ 553,754
Statement Line Items [Line Items]
Net Profit / (Loss) for the Period				(544,092)	(544,093)
Other comprehensive income (loss)			369		369
Share-based payments charged to operations		23,408			23,408
Balance (in shares) at Mar. 31, 2018	35,529,192
Balance at Mar. 31, 2018	$ 21,914,722	3,816,086	(303,078)	(25,394,291)	33,439
Statement Line Items [Line Items]
Net Profit / (Loss) for the Period				439,936	439,936
Other comprehensive income (loss)			31,833		31,833
Share-based payments charged to operations		139,081			139,081
Contract adjustment for 2017				(85,695)	(85,695)
Balance (in shares) at Dec. 31, 2018	35,529,192
Balance at Dec. 31, 2018	$ 21,914,722	3,955,167	(271,245)	(25,040,050)	558,594
Statement Line Items [Line Items]
Net Profit / (Loss) for the Period				(314,522)	(314,522)
Other comprehensive income (loss)			(14,377)		(14,377)
Share-based payments charged to operations		27,758			27,758
Balance (in shares) at Mar. 31, 2019	35,529,192
Balance at Mar. 31, 2019	$ 21,914,722	$ 3,982,925	$ (285,622)	$ (25,354,572)	$ 257,453